Net fee and commission income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee type
Total revenue from contracts with customers	£ 8,460	£ 7,298	£ 7,549
Other non-contract fee income	121	119	115
Fee and commission income	8,581	7,417	7,664
Fee and commission expense	(1,994)	(1,758)	(1,992)
Net fee and commission income	6,587	5,659	5,672
Transactional
Fee type
Total revenue from contracts with customers	2,548	2,330	2,809
Advisory
Fee type
Total revenue from contracts with customers	1,096	693	904
Brokerage and execution
Fee type
Total revenue from contracts with customers	1,135	1,173	1,131
Underwriting and syndication
Fee type
Total revenue from contracts with customers	3,425	2,867	2,358
Other
Fee type
Total revenue from contracts with customers	256	235	347
Operating segments | Corporate and Investment Bank
Fee type
Total revenue from contracts with customers	5,945	4,987	4,742
Other non-contract fee income	116	114	110
Fee and commission income	6,061	5,101	4,852
Fee and commission expense	(781)	(768)	(743)
Net fee and commission income	5,280	4,333	4,109
Operating segments | Corporate and Investment Bank | Transactional
Fee type
Total revenue from contracts with customers	390	357	391
Operating segments | Corporate and Investment Bank | Advisory
Fee type
Total revenue from contracts with customers	968	593	821
Operating segments | Corporate and Investment Bank | Brokerage and execution
Fee type
Total revenue from contracts with customers	1,082	1,116	1,082
Operating segments | Corporate and Investment Bank | Underwriting and syndication
Fee type
Total revenue from contracts with customers	3,425	2,867	2,358
Operating segments | Corporate and Investment Bank | Other
Fee type
Total revenue from contracts with customers	80	54	90
Operating segments | Consumer, Cards and Payments
Fee type
Total revenue from contracts with customers	2,494	2,282	2,777
Other non-contract fee income	5	5	5
Fee and commission income	2,499	2,287	2,782
Fee and commission expense	(1,207)	(988)	(1,249)
Net fee and commission income	1,292	1,299	1,533
Operating segments | Consumer, Cards and Payments | Transactional
Fee type
Total revenue from contracts with customers	2,158	1,973	2,418
Operating segments | Consumer, Cards and Payments | Advisory
Fee type
Total revenue from contracts with customers	128	100	83
Operating segments | Consumer, Cards and Payments | Brokerage and execution
Fee type
Total revenue from contracts with customers	53	57	49
Operating segments | Consumer, Cards and Payments | Underwriting and syndication
Fee type
Total revenue from contracts with customers	0	0	0
Operating segments | Consumer, Cards and Payments | Other
Fee type
Total revenue from contracts with customers	155	152	227
Head Office
Fee type
Total revenue from contracts with customers	21	29	30
Other non-contract fee income	0	0	0
Fee and commission income	21	29	30
Fee and commission expense	(6)	(2)	0
Net fee and commission income	15	27	30
Head Office | Transactional
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Advisory
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Other
Fee type
Total revenue from contracts with customers	£ 21	£ 29	£ 30